Subsequent Event	12 Months Ended
Mar. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

The Group has evaluated events from the year ended March 31, 2024 through the date the financial statements were issued. The following subsequent event is disclosed.

On April 2, 2024, the Company declared a dividend of $0.05 per share that was paid on May 3, 2024.